Financial Liabilities at Fair Value Through Profit or Loss - Schedule of Movement of Financial Liabilities at Fair Value Through Profit or Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Financial Liabilities at Fair Value Through Profit or Loss [Abstract]
At the beginning of financial years
Fair value loss recognized in profit or loss	1,679,636
At the end of financial year	$ 1,679,636